Employee Benefit Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employees Benefit [Abstract]
Individual contributions under defined contribution pension plan	5.00%	3.00%
Total expense under the defined contribution plan	$ 11	$ 6